AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2016

1933 Act No. 333-210389

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-14
 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. [2]
(Check appropriate box or boxes)

WELLS FARGO FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

This filing is being made solely for the purpose of adding an exhibit, no other part f the Registration Statement is amended or superseded hereby.

WELLS FARGO FUNDS TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

(a) As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance: would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i) a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. Exhibits.

All references to the "Registration Statement" and Post-Effective Amendments thereto in the following list of Exhibits, unless otherwise indicated, refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Number	Exhibit Description	Location
(1)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(2)	Not applicable
(3)	Not applicable
(4)	Agreements and Plans of Reorganization	Not applicable
(5)	Not applicable
(6)(a)	Investment Management Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 407, filed August 26, 2015; Schedule A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(6)(b)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Asset Allocation Fund)	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.
(6)(c)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Incorporated by reference to Post-Effective Amendment No. 235, filed February 29, 2012; Schedule A, incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.
(6)(d)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Small Cap Core Fund)	Incorporated by reference to Post-Effective Amendment No. 438, filed December 23, 2015.
(6)(e)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015; Schedule A, incorporated by reference to Post-Effective Amendment No. 407, filed August 26, 2015.
(6)(f)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(6)(g)	Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015.
(6)(h)

Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) and Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC

Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Novation of Sub-Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 307, filed July 26, 2013; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.

(6)(i)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 347, filed May 30, 2014; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 391, filed March 31, 2015.
(6)(j)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(6)(k)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(6)(l)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(6)(m)	Amended and Restated Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(6)(n)	Amended and Restated Sub-Advisory Agreement with Metropolitan West Capital Management, LLC

Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.

(6)(o)	Amended and Restated Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(6)(p)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(6)(q)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(6)(r)	Sub-Advisory Agreement with The Rock Creek Group, LP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014. Schedule A, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015.
(6)(s)	Sub-Advisory Agreement with Chilton Investment Company, LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(6)(t)	Sub-Advisory Agreement with Mellon Capital Management Corporation	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(6)(u)	Sub-Advisory Agreement with Passport Capital, LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(6)(v)	Sub-Advisory Agreement with River Canyon Fund Management LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(6)(w)	Sub-Advisory Agreement with Sirios Capital Management, L.P.	Incorporated by reference to Post-Effective
(6)(x)	Sub-Advisory Agreement with Wellington Management Company, LLP	Incorporated by reference to Post-Effective
(6)(y)	Sub-Advisory Agreement with Pine River Capital Management L.P.	Incorporated by reference to Post-Effective
(6)(z)	Amended and Restated Sub-Advisory Agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore	Incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015.
(6)(aa)	Expense Assumption Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 456, filed April 26, 2016.
(7)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Schedule I, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(8)	Not applicable
(9)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(10)(a)	Distribution Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(10)(b)	Rule 18f-3 Multi-Class Plan

Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012; Appendix B, incorporated by reference to Post-Effective Amendment No. 440, filed December 24, 2015; Appendix A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.

(11)	Legal Opinion	Not applicable
(12)	Consent of Tax Counsel	Filed herewith.
(13)(a)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011; Eighth Amendment incorporated by reference to Post-Effective Amendment No. 237 filed March 16, 2012; Ninth Amendment incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012; Tenth Amendment, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015; Eleventh Amendment, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015. Appendix A, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015.

(13)(b)	Class-Level Administration Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(13)(c)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(13)(d)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(13)(f)	Shareholder Servicing Agreement with Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 391, filed March 31, 2015; Schedule I, incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(14)	Consent of Independent Auditors, KPMG, LLP	Not applicable
(15)	Not applicable.
(16)(a)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(b)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(c)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(16)(d)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(e)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(f)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(g)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(h)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(16)(i)	Power of Attorney, Nancy Wiser	Incorporated by reference to Post-Effective Amendment No. 254, filed September 4, 2012.
(16)(j)	Power of Attorney, Jeremy M. DePalma	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(16)(k)	Power of Attorney, William R. Ebsworth	Incorporated by reference to Post-Effective Amendment No. 383, filed January 23, 2015.
(16)(l)	Power of Attorney, Jane A. Freeman	Incorporated by reference to Post-Effective Amendment No. 383, filed January 23, 2015.

Item 17. Undertakings.

(1) Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 18th day of July, 2016.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	For the Wells Fargo WealthBuilder Tactical Equity Portfolio and Wells Fargo WealthBuilder Equity Portfolio /s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

For the Wells Fargo Small/Mid Cap Value Fund, Wells Fargo Small Cap Value Fund, Wells Fargo High Income Fund, and Wells Fargo High Yield Bond Fund
/s/ Nancy Wiser
Nancy Wiser*
Treasurer
(Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
July 28, 2016

Exhibit No.	Exhibits
(12)	Consent of Tax Counsel